UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

if amendment report check here     [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL 60606
          ---------------------------------

Form 13F File Number:  28-5324
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Deanna B. Marotz
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3953
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Deanna B. Marotz     Chicago, IL                July 18, 2007
    -------------------      -------------------      --------------------
        [Signature]             [City, State]              [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     70
                                            ---------------------
Form 13F Information Table Value Total:     $1,308,536
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     Form 13F File Number     Name

     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------

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

    ITEM 1             ITEM 2   ITEM 3       ITEM 4              ITEM 5           ITEM 6       ITEM 7         ITEM 8
                                                                                                         VOTING AUTHORITY
                       TITLE
                        OF                   VALUE        SHARES/   SH/  PUT/   INVESTMENT     OTHER
NAME OF ISSUER         CLASS    CUSIP       (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
3M Company             COM    88579Y101  $         226       2,600             Share-Defined         1            2,600        0
ADC
Telecommunications,    COM
Inc.                   NEW    000886309  $      15,384     839,300             Share-Defined         1          801,700   37,600
AMIS Holdings, Inc.    COM    031538101  $      22,913   1,830,100             Share-Defined         1        1,748,744   81,356
APAC Customer
Services, Inc.         COM    00185E106  $         193      79,500             Share-Defined         1           79,500        0
Acco Brands
Corporation            COM    00081T108  $      10,876     471,830             Share-Defined         1          450,600   21,230
Aftermarket
Technology Corp.       COM    008318107  $      19,918     671,100             Share-Defined         1          640,700   30,400
AirTran Holdings, Inc. COM    00949P108  $      10,393     951,700             Share-Defined         1          908,833   42,867
American Axle &
Mfg. Holdings, Inc.    COM    024061103  $      22,846     771,300             Share-Defined         1          736,600   34,700
Andrew Corporation     COM    034425108  $      33,265   2,303,700             Share-Defined         1        2,200,900  102,800
Arris Group, Inc.      COM    04269Q100  $      20,348   1,156,800             Share-Defined         1        1,104,700   52,100
Aspen Insurance
Holdings Limited       SHS    G05384105  $      31,742   1,130,800             Share-Defined         1        1,080,700   50,100
B&G Foods, Inc.        CLA    05508R106  $      13,992   1,060,030             Share-Defined         1        1,012,400   47,630
Ball Corp.             COM    058498106  $         250       4,700             Share-Defined         1            4,700        0
Benchmark
Electronics, Inc.      COM    08160H101  $      15,251     674,205             Share-Defined         1          644,800   29,405
Big 5 Sporting
Goods Corporation      COM    08915P101  $      27,841   1,091,800             Share-Defined         1        1,043,300   48,500
Borland Software
Corporation            COM    099849101  $       3,521     592,800             Share-Defined         1          566,000   26,800
CAI International,
Inc.                   COM    12477X106  $       9,910     751,880             Share-Defined         1          717,800   34,080
Carlisle Companies
Incorporated           COM    142339100  $      28,353     609,610             Share-Defined         1          582,500   27,110
Centene Corporation    COM    15135B101  $      36,662   1,711,600             Share-Defined         1        1,635,900   75,700
Cincinnati Bell Inc.   COM    171871106  $      26,837   4,643,140             Share-Defined         1        4,432,522  210,618
Comfort Systmes USA,
Inc.                   COM    199908104  $      10,950     772,200             Share-Defined         1          736,800   35,400
CompuCredit
Corporation            COM    20478N100  $      21,373     610,300             Share-Defined         1          583,300   27,000
Consolidated
Graphics Inc.          COM    209341106  $      22,797     329,060             Share-Defined         1          314,540   14,520
Cowen Group, Inc.      COM    223621103  $      15,740     878,830             Share-Defined         1          839,645   39,185
Crane Co.              COM    224399105  $      30,506     671,200             Share-Defined         1          644,900   26,300
Cytec Industries Inc.  COM    232820100  $      41,361     648,600             Share-Defined         1          623,100   25,500
Delphi Financial
Group, Inc.            CLA    247131105  $      26,201     626,516             Share-Defined         1          598,557   27,959
Eaton Corporation      COM    278058102  $         214       2,300             Share-Defined         1            2,300        0
Edge Petroleum
Corporation            COM    279862106  $      13,048     931,300             Share-Defined         1          890,300   41,000
Electronics For
Imaging, Inc.          COM    286082102  $      29,742   1,053,947             Share-Defined         1        1,007,085   46,862


    ITEM 1             ITEM 2   ITEM 3       ITEM 4              ITEM 5           ITEM 6       ITEM 7         ITEM 8
                                                                                                          VOTING AUTHORITY
                       TITLE
                        OF                   VALUE        SHARES/   SH/  PUT/   INVESTMENT     OTHER
NAME OF ISSUER         CLASS    CUSIP       (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE

Fairchild
Semiconductor Int'l.   COM    303726103  $      21,491   1,112,350             Share-Defined         1        1,062,350   50,000
Financial Federal
Corporation            COM    317492106  $       3,015     101,100             Share-Defined         1           96,600    4,500
Harris Stratex
Networks, Inc.         CLA    41457P106  $      12,370     687,994             Share-Defined         1          657,077   30,917
Heidrick & Struggles
Int'l, Inc.            COM    422819102  $      30,257     590,500             Share-Defined         1          564,200   26,300
Hercules Technology
Growth Cap             COM    427096508  $      10,855     803,500             Share-Defined         1          767,400   36,100
IXYS Corporation       COM    46600w106  $       9,256   1,108,530             Share-Defined         1        1,058,800   49,730
JPMorgan Chase & Co.   COM    46625H100  $         266       5,500             Share-Defined         1            5,500        0
Jos. A. Bank
Clothiers, Inc.        COM    480838101  $      35,382     853,200             Share-Defined         1          815,400   37,800
MCG Capital
Corporation            COM    58047P107  $      20,371   1,271,600             Share-Defined         1        1,213,944   57,656
MarineMax, Inc.        COM    567908108  $      11,802     589,500             Share-Defined         1          563,000   26,500
Mattson Technology     COM    577223100  $       9,514     980,800             Share-Defined         1          936,500   44,300
NCI Building
Systems, Inc.          COM    628852105  $      36,718     744,330             Share-Defined         1          711,300   33,030
Nautilus, Inc.         COM    63910B102  $      18,241   1,515,000             Share-Defined         1        1,448,600   66,400
Perot Systems Corp.    CLA    714265105  $      34,503   2,024,840             Share-Defined         1        1,935,440   89,400
Plexus Corp.           COM    729132100  $       9,732     423,300             Share-Defined         1          404,300   19,000
Prosperity
Bancshares, Inc.       COM    743606105  $      25,219     769,800             Share-Defined         1          735,500   34,300
Provident Bankshares
Corporation            COM    743859100  $      28,445     867,745             Share-Defined         1          829,315   38,430
RAM Holdings, Inc.     SHS    G7368R104  $      21,601   1,371,500             Share-Defined         1        1,309,700   61,800
Rare Hospitality
International          COM    753820109  $      13,630     509,150             Share-Defined         1          486,300   22,850
Reinsurance Group
Of America, Inc.       COM    759351109  $      42,704     708,890             Share-Defined         1          677,390   31,500
Rudolph Technologies,
Inc.                   COM    781270103  $       9,715     584,910             Share-Defined         1          558,800   26,110
Ryder System, Inc.     COM    783549108  $      12,213     227,000             Share-Defined         1          216,800   10,200
SMART Modular          ORD
Technologies           SHS    G82245104  $      20,874   1,517,040             Share-Defined         1        1,449,620   67,420
SeaBright Insurance
Holdings               COM    811656107  $      20,306   1,161,681             Share-Defined         1        1,109,949   51,732
SkyWest, Inc.          COM    830879102  $      20,191     847,300             Share-Defined         1          809,810   37,490
Spherion Corporation   COM    848420105  $      15,079   1,605,820             Share-Defined         1        1,534,500   71,320
Super Micro Computer
Inc.                   COM    86800U104  $       7,809     780,150             Share-Defined         1          742,300   37,850
Syniverse Holdings,
Inc.                   COM    87163F106  $      14,376   1,117,920             Share-Defined         1        1,069,100   48,820
Synnex Corporation     COM    87162W100  $      19,790     960,200             Share-Defined         1          917,000   43,200
Talbots, Inc.          COM    874161102  $      23,706     947,100             Share-Defined         1          905,000   42,100
Tennant Company        COM    880345103  $      12,434     340,670             Share-Defined         1          325,300   15,370

    ITEM 1             ITEM 2   ITEM 3       ITEM 4              ITEM 5           ITEM 6       ITEM 7         ITEM 8
                                                                                                          VOTING AUTHORITY
                       TITLE
                        OF                   VALUE        SHARES/   SH/  PUT/   INVESTMENT     OTHER
NAME OF ISSUER         CLASS    CUSIP       (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE

The Hanover
Insurance Group, Inc.  COM    410867105  $      33,411     684,800             Share-Defined         1          654,700   30,100
The Toro Company       COM    891092108  $      25,365     430,710             Share-Defined         1          411,700   19,010
TradeStation
Group, Inc.            COM    89267P105  $      13,602   1,167,570             Share-Defined         1        1,115,100   52,470
Tyco International
Ltd.                   COM    902124106  $         260       7,700             Share-Defined         1            7,700        0
United Pan Am
Financial Corp.        COM    911301109  $       9,477     664,610             Share-Defined         1          635,110   29,500
United Rentals, Inc.   COM    911363109  $      24,278     746,100             Share-Defined         1          712,100   34,000
Walter Industries,
Inc.                   COM    93317Q105  $      23,886     824,800             Share-Defined         1          788,200   36,600
Willis Group
Holdings Limited       SHS    G96655108  $         322       7,300             Share-Defined         1            7,300        0
iStar Financial Inc.   COM    45031U101  $      43,417     979,400             Share-Defined         1          935,900   43,500
TOTAL                                    $   1,308,536
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